Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GREAT-WEST FUNDS INC
Prospectus Date	rr_ProspectusDate	May 01, 2017
Supplement [Text Block]	gwfi_SupplementTextBlock

GREAT-WEST FUNDS, INC.

Great-West Putnam High Yield Bond Fund

Institutional Class Ticker: MXFRX

Investor Class (formerly Initial Class) Ticker: MXHYX

(the “Fund”)

Supplement dated June 1, 2017 to the Prospectus and Summary Prospectus for the

Fund, each dated May 1, 2017.

Effective immediately, under the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus, the second paragraph is hereby deleted in its entirety and replaced with the following:

“The Fund will, under normal circumstances, invest a minimum of 80% of its net assets (plus the amount of any borrowings for investment purposes) in high yield-high risk (i.e., “junk” or rated below investment grade) corporate fixed income securities (fixed or floating rate securities), which may include zero-coupon bonds, convertible securities, preferred stock, bank loans (term and revolving loans), pay-in-kind bonds as well as “toggle bonds” (issuer’s option to pay in kind) and Rule 144A fixed income securities that are subject to resale restrictions. The Fund invests mainly in securities that have intermediate to long-term maturities (three years or longer). Up to 20% of the total assets of the Fund may be invested in non-corporate fixed income securities and equity securities, including convertible preferred stock, common stock, and warrants.”

Great-West Putnam High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gwfi_SupplementTextBlock

GREAT-WEST FUNDS, INC.

Great-West Putnam High Yield Bond Fund

Institutional Class Ticker: MXFRX

Investor Class (formerly Initial Class) Ticker: MXHYX

(the “Fund”)

Supplement dated June 1, 2017 to the Prospectus and Summary Prospectus for the

Fund, each dated May 1, 2017.

Effective immediately, under the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus, the second paragraph is hereby deleted in its entirety and replaced with the following:

“The Fund will, under normal circumstances, invest a minimum of 80% of its net assets (plus the amount of any borrowings for investment purposes) in high yield-high risk (i.e., “junk” or rated below investment grade) corporate fixed income securities (fixed or floating rate securities), which may include zero-coupon bonds, convertible securities, preferred stock, bank loans (term and revolving loans), pay-in-kind bonds as well as “toggle bonds” (issuer’s option to pay in kind) and Rule 144A fixed income securities that are subject to resale restrictions. The Fund invests mainly in securities that have intermediate to long-term maturities (three years or longer). Up to 20% of the total assets of the Fund may be invested in non-corporate fixed income securities and equity securities, including convertible preferred stock, common stock, and warrants.”